                       STRADLEY RONON STEVENS & YOUNG, LLP
                             1220 19th Street, N.W.
                                    Suite 600
                             Washington, D.C. 20036
                                 (202) 822-9611

                                                            1933 Act Rule 497(j)
                                                     1933 Act File No. 033-38074
                                                     1940 Act File No. 811-06260

Direct Dial: (202) 419-8417

                                November 1, 2006

FILED VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attn: Filing Desk

          Re:  Quaker Investment Trust
               File Nos. 033-38074 and 811-6260
               Rule 497(j) Filing

Ladies and Gentlemen:

          Pursuant to Rule 497(j) under the  Securities Act of 1933, as amended, this letter serves as certification  that the forms of Prospectus and Statements of Additional Information that would have been filed under paragraph (c) of Rule
497  would  not  have   differed  from  those   incorporated   by  reference  in
Post-Effective  Amendment  Nos.  37/35 to the  Registration  Statement of Quaker
Investment  Trust,  which was filed with the Securities and Exchange  Commission electronically on October 26, 2006.

          Please direct any questions or comments relating to this certification to me or, in my absence, to Alan R. Gedrich, Esquire at (215) 564-8050.

                                               Very truly yours,

                                               /s/ Prufesh R. Modhera
                                               Prufesh R. Modhera